Income Taxes	12 Months Ended
Jun. 30, 2022
MSGE SPINCO, INC [Member]
Statement [Line Items]
Income Taxes
Note 18. Income Taxes
During the periods presented in the combined financial statements, the Company did not file separate tax returns. The Company was included in the federal and state income tax returns of MSG Entertainment for all periods presented. The income tax expense or benefit presented has been determined on a separate return basis as if the Company filed a separate income tax return.

The separate return method applies the accounting guidance for income taxes to the financial statements as if the Company was a separate taxpayer. The Company believes the assumptions supporting its allocation and presentation of income taxes on a separate return basis are reasonable. One of these assumptions is that the Company on a stand-alone basis will not benefit from certain tax incentives that historically benefited MSG Entertainment. However, the taxes recognized in the combined financial statements and resulting effective tax rates may not be reflective of the taxes that the Company expects to recognize in the future as a stand-alone entity.
Income tax expense is comprised of the following components:

	Years Ended June 30,
	2022	2021	2020
Current (expense) benefit:
Federal	$515	$(2,536)	$(41,526)
State and other	(220)	(2,247)	(41,227)

	295	(4,783)	(82,753)

Deferred (expense) benefit:
Federal	(4,711)	(15,658)	(14,408)
State and other	4,486	15,092	(3,021)

	(225)	(566)	(17,429)

Income tax (expense) benefit	$70	$(5,349)	$(100,182)

The income tax (expense) benefit differs from the amount derived by applying the statutory federal rate to pre-tax
income (loss) principally due to the effect of the following items:

	Years Ended June 30,
	2022	2021	2020
Federal tax (expense) benefit at statutory federal rate	$28,617	$44,931	$(56,877)
State income taxes, net of federal benefit	12,141	22,882	(33,345)
Change in valuation allowance	(31,679)	(70,501)	558
Change in the estimated applicable tax rate used to determine deferred taxes	—	2,545	—
Nondeductible transaction costs	—	—	(7,120)
GAAP income of consolidated partnership attributable to non-controlling interest	(601)	(146)	(224)
Nondeductible officers’ compensation	(8,125)	(5,209)	(4,407)
Nondeductible expenses	(373)	(285)	(349)
Excess tax benefit related to share-based payment awards	93	1,088	2,322
Other, net	(3)	(654)	(740)

Income tax (expense) benefit	$70	$(5,349)	$(100,182)

The tax effects of temporary differences which give rise to significant portions of the deferred tax assets and liabilities at June 30, 2022 and 2021 are as follows:

	June 30,
	2022	2021
Deferred tax assets:
Net operating losses (NOLs)	$102,273	$76,052
Accrued employee benefits	29,440	20,743
Restricted stock units and stock options	12,452	12,263
Deferred revenue	—	31,609
Right-of-use lease assets and lease liabilities, net	7,482	7,616
Deferred interest	24,950	9,296
Property and equipment	16,327	2,487
Other, net	—	2,113

Total gross deferred tax assets	$192,924	$162,179
Less valuation allowance	(151,043)	(119,135)

Net deferred tax assets	$41,881	$43,044

Deferred tax liabilities:
Intangibles and other assets	$(40,069)	$(39,810)
Deferred revenue	(10,107)	—
Prepaid expenses	(4,874)	(4,055)
Investments	(3,377)	(22,449)
Other, net	(6,707)	—

Total deferred tax liabilities	$(65,134)	$(66,314)

Net deferred tax liability	$(23,253)	$(23,270)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax asset will not be realized. The Company’s ability to realize its deferred tax assets depends upon the generation of sufficient future taxable income to allow for the utilization of its NOLs and future deductible temporary differences. As of June 30, 2022, based on current facts and circumstances, management believes that it is more likely than not that the Company will not realize the benefit for a portion of its net deferred tax assets. Accordingly, a valuation allowance has been recorded.
The federal NOL carryforward as of June 30, 2022 is $284,470. The NOL has an unlimited carryforward period. The Company’s historical combined financial statements for periods prior to the Distribution reflect NOLs and tax credits calculated on a separate return basis. These NOL carryforwards were calculated as if the Company operated as a separate stand-alone entity. Because the Distribution involves a spin-off
of the Company, substantially all of the NOLs and tax credits did not carry over to the Company.
Income tax payments, net of refunds, were $8,956, $15,526 and $54 for Fiscal Years 2022, 2021 and 2020, respectively.